Offerings - Offering: 1	Oct. 21, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 211,966,365.62
Amount of Registration Fee	$ 32,452.05
Offering Note	(1) The transaction valuation is calculated as the aggregate maximum purchase price for limited partnership units of Blackstone Private Equity Strategies Fund L.P. (the "Fund"). The fee of $32,452.05 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-94484) on July 1, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (2) Calculated at $153.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.